Debt securities in issue - Schedule of Debt Securities in Issue (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of financial liabilities [line items]
Senior unsecured notes issued	£ 44,478	£ 41,758
Covered bonds	12,700	11,260
Certificates of deposit issued	10,040	7,333
Securitisation notes	7,053	6,342
Commercial paper	20,820	15,821
Total debt securities in issue	95,091	82,514
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Senior unsecured notes issued	4,221	4,226
Covered bonds	0	0
Certificates of deposit issued	0	0
Securitisation notes	17	17
Commercial paper	0	0
Total debt securities in issue	4,238	4,243
Financial liabilities at amortised cost
Disclosure of financial liabilities [line items]
Senior unsecured notes issued	40,257	37,532
Covered bonds	12,700	11,260
Certificates of deposit issued	10,040	7,333
Securitisation notes	7,036	6,325
Commercial paper	20,820	15,821
Total debt securities in issue	£ 90,853	£ 78,271